Stockholder's Equity (Details)	Apr. 08, 2019 USD ($) $ / shares shares
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, net of offering costs and cancellations (in shares) | shares	46,000,000
Share Price | $ / shares	$ 27.00
Underwriters option
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, net of offering costs and cancellations (in shares) | shares	6,000,000
Tradeweb Markets LLC
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares	$ 27.00
Net proceeds | $	$ 1,161,270,000